UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Longbow Capital Partners, L.P.
           --------------------------------------------------
Address:    598 Madison Avenue
           --------------------------------------------------
            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-11083
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Thomas M. Fitzgerald III
           --------------------------------------------------
Title:       Managing Member
           --------------------------------------------------
Phone:       (212) 345-3700
           --------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Thomas M. Fitzgerald III      New York, New York      November 14, 2007
-----------------------------      ------------------      -----------------
        [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          28
                                               -------------

Form 13F Information Table Value Total:         $817,570
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                13F File Number                 Name

NONE



                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
ALLEGHANY ENERGY INC              COM            017361106   88,213     1,687,963  SH     SOLE           1,687,963
ALPHA NATURAL RESOURCES INC       COM            02076X102    5,208       224,200  SH     SOLE             224,200
AMERICAN ELEC PWR INC             COM            025537101   48,021     1,042,131  SH     SOLE           1,042,131
ATMOS ENERGY CORP                 COM            049560105   21,774       768,873  SH     SOLE             768,873
AVISTA CORP                       COM            05379B107   21,630     1,062,917  SH     SOLE           1,062,917
CLECO CORP NEW                    COM            12561W105   31,159     1,233,057  SH     SOLE           1,233,057
CONSOL ENERGY INC                 COM            20854P109   15,122       324,507  SH     SOLE             324,507
DUKE ENERGY CORP NEW              COM            26441C105   22,983     1,229,700  SH     SOLE           1,229,700
DYNERGY INC DEL                   CL A           26817G102   16,723     1,809,854  SH     SOLE           1,809,854
EDISON INTL                       COM            281020107   53,382       962,700  SH     SOLE             962,700
EXELON CORP                       COM            30161N101   61,174       811,759  SH     SOLE             811,759
FIRST SOLAR INC                   COM            336433107   10,437        88,642  SH     SOLE              88,642
FLUOR CORP NEW                    COM            343412102   10,122        70,300  SH     SOLE              70,300
GENERAL CABLE CORP DEL NEW        COM            369300108   20,128       299,879  SH     SOLE             299,879
ITRON INC                         COM            465741106   19,139       205,642  SH     SOLE             205,642
MASSEY ENERGY CORP                COM            576206106    5,726       262,400  SH     SOLE             262,400
NRG ENERGY INC                    COM NEW        629377508  100,447     2,375,200  SH     SOLE           2,375,200
QUESTAR CORP                      COM            748356102   38,525       733,402  SH     SOLE             733,402
SEMPRA ENERGY                     COM            816851109   39,513       679,842  SH     SOLE             679,842
SHAW GROUP INC                    COM            820280105   29,451       506,895  SH     SOLE             506,895
SOUTHWEST GAS CORP                COM            844895102    6,990       247,100  SH     SOLE             247,100
SUNPOWER CORP                     COM CL A       867652109   14,083       170,046  SH     SOLE             170,046
UGI CORP NEW                      COM            902681105    5,277       203,100  SH     SOLE             203,100
UNION PAC CORP                    COM            907818108   22,894       202,496  SH     SOLE             202,496
UNISOURCE ENERGY CORP             COM            909205106   21,843       730,790  SH     SOLE             730,790
URS CORP NEW                      COM            903236107   25,478       451,340  SH     SOLE             451,340
WISCONSIN ENERGY CORP             COM            976657106   55,572     1,234,100  SH     SOLE           1,234,100
ZOLTEK COS INC                    COM            98975W104    6,556       150,263  SH     SOLE             150,263
